Revenue	12 Months Ended
Dec. 31, 2020
Revenue
Revenue

24.        Revenue

	2020	2019	2018
Gross revenue	673,872	598,344	497,850
(-) Cancellation	(14,764)	(20,890)	(16,283)
(-) Discounts	(24,128)	(19,104)	(16,997)
(-) ProUni scholarships (i)	(98,289)	(82,132)	(68,008)
(-) Taxes and contributions on revenue	(17,512)	(15,151)	(13,113)
Net revenue	519,179	461,067	383,449
Timing of revenue recognition
Transferred over time	517,950	459,658	382,589
Transferred at a point in time (ii)	1,229	1,409	860
Net revenue	519,179	461,067	383,449
(i)	Scholarships granted by the federal government to students under the ProUni program as described in Note 2.5.s
(ii)	Revenue recognized at a point in time relates to revenue from student fees and certain education-related activities.

The Company`s revenues from contracts with customers are all provided in Brazil.

In the year ended December 31, 2020, the amounts billed to students for the portion to be transferred to the hub partner, in respect to the joint operation, is R$ 153,776 (2019 R$ 110,411 - 2018 R$ 75,206). As of December 31, 2020, the balance payable to the hub partner is R$ 21,881 (December 31, 2019 - R$ 6,697, December 31, 2018 — R$ 21,537).